Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.85%
Fixed Income Funds — 45.64%
Delaware Ivy VIP Corporate Bond Class II	6,895,748	$ 29,996,504
Delaware Ivy VIP High Income Class I	471,845	1,311,730
Delaware Ivy VIP Limited-Term Bond Class II	5,867,722	26,874,167
		58,182,401
Global / International Equity Fund — 15.02%
Delaware Ivy VIP International Core Equity Class II	1,272,380	19,149,319
		19,149,319
US Equity Funds — 39.19%
Delaware Ivy VIP Core Equity Class II	1,138,016	12,927,861
Delaware Ivy VIP Growth Class II	1,475,894	12,928,832
Delaware Ivy VIP Mid Cap Growth Class I	618,330	5,515,503
Delaware Ivy VIP Small Cap Growth Class II	209,547	1,144,126
Delaware Ivy VIP Smid Cap Core Class II	481,997	4,921,190
Delaware Ivy VIP Value Class II	2,734,471	12,523,880
		49,961,392
Total Affiliated Mutual Funds (cost $160,851,312)		127,293,112

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	78,877	$ 78,877
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	78,877	78,877
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	78,877	78,877
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	78,878	78,878
Total Short-Term Investments (cost $315,509)		315,509

Total Value of Securities—100.10% (cost $161,166,821)		127,608,621
Liabilities Net of Receivables and Other Assets—(0.10%)		(130,331)
Net Assets Applicable to 34,883,230 Shares Outstanding—100.00%		$127,478,290
NQ- IV049 [0923] 1123 (3217170)    1